Income Taxes Tax Jurisdictions and Years Currently under Audit Exam (Details)	12 Months Ended
Sep. 30, 2016
Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Expiration period of net operating loss carryforwards	Dec. 31, 2017
Latest Tax Year [Member]
Income Tax Examination [Line Items]
Expiration period of net operating loss carryforwards	Dec. 31, 2036
United States | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2010
United States | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2014
Brazil | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2011
Brazil | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2012
CANADA
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2014
France | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2011
France | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2015
Germany | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2007
Germany | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2012
Korea
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2015
SPAIN | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2011
SPAIN | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2014
United Kingdom | Earliest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2011
United Kingdom | Latest Tax Year [Member]
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2014
Examination Period One | Italy
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2006
Examination Period Two | Italy
Income Tax Examination [Line Items]
Tax jurisdictions and years currently under audit exam	2011